Investment Objectives and Goals - iShares Nasdaq 100 ETF	Jul. 06, 2026
Prospectus [Line Items]
Risk/Return [Heading]	iShares Nasdaq 100 ETFIQQ | Nasdaq
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The iShares Nasdaq 100 ETF (the “Fund”) seeks to track the investment results of an index composed of 100 of the largest non-financial companies listed on the Nasdaq Stock Market based on market capitalization.